Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Revenue
Total revenue	$ 271,653	$ 159,935	$ 88,177
Cost of revenue
Total cost of revenue	78,010	40,740	19,845
Gross profit	193,643	119,195	68,332
Operating expenses
Research and development	101,167	55,641	32,601
Sales and marketing	147,296	82,606	56,612
General and administrative	46,536	28,942	26,291
Total operating expenses	294,999	167,189	115,504
Operating loss	(101,356)	(47,994)	(47,172)
Other income (expense), net	3,441	(1,357)	(583)
Loss before income taxes	(97,915)	(49,351)	(47,755)
Provision for income taxes	4,388	3,376	4,213
Net loss	$ (102,303)	$ (52,727)	$ (51,968)
Net loss per share attributable to ordinary shareholders, basic and diluted	$ (1.86)	$ (1.65)	$ (1.71)
Weighted-average shares used to compute net loss per share attributable to ordinary shareholders, basic and diluted	54,893,365	32,033,792	30,359,419
License - self-managed
Revenue
Total revenue	$ 39,474	$ 25,759	$ 14,503
Cost of revenue
Total cost of revenue	387	387	55
Subscription - self-managed and SaaS
Revenue
Total revenue	208,780	123,623	65,243
Cost of revenue
Total cost of revenue	53,560	27,920	13,161
Total subscription
Revenue
Total revenue	248,254	149,382	79,746
Cost of revenue
Total cost of revenue	53,947	28,307	13,216
Professional services
Revenue
Total revenue	23,399	10,553	8,431
Cost of revenue
Total cost of revenue	$ 24,063	$ 12,433	$ 6,629